Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Interest received	$ 105,318	$ 93,506	$ 86,641
Fees and other income received	20,503	17,876	16,029
Proceeds from sales of loans	131,321	149,775	160,816
Origination of loans held for sale	(129,060)	(135,835)	(161,114)
Interest paid	(12,565)	(8,612)	(8,278)
Cash paid to suppliers and employees	(64,186)	(57,643)	(53,454)
Income taxes paid	(10,558)	(16,400)	(13,837)
Net cash provided by operating activities	40,773	42,667	26,803
Cash flows from investing activities:
Purchase of available-for-sale securities	(9,118)	(96,180)	(181,285)
Proceeds from calls, maturities and paydowns of available-for-sale securities	36,955	38,839	102,596
Proceeds from sale of available-for-sale securities	35,093	35,555	90,007
Purchase of held-to-maturity securities	0	0	(11,479)
Proceeds from maturities and paydowns of held-to-maturity securities	4,651	3,859	2,742
Proceeds from sale of held-to-maturity securities	4,764	0	0
Loans made to customers, net of repayments	(293,655)	(61,826)	(223,950)
Purchase of bank owned life insurance and annuity contracts	(4,301)	0	(11,916)
Purchase of bank premises and equipment	(7,752)	(12,660)	(5,147)
Proceeds from sale of other assets	4	43	15
Proceeds from sale of other real estate	796	2,876	581
Net cash used in investing activities	(232,563)	(89,494)	(237,836)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	101,248	87,116	158,775
Net increase (decrease) in time deposits	96,662	8,494	(6,490)
Net increase (decrease) in securities sold under agreements to repurchase	(864)	128	(1,299)
Dividends paid	(9,447)	(6,729)	(5,756)
Proceeds from sale of common stock pursuant to dividend reinvestment	7,470	5,266	4,316
Proceeds from sale of common stock pursuant to exercise of stock options	394	152	152
Net cash provided by financing activities	195,463	94,427	149,698
Net increase (decrease) in cash and cash equivalents	3,673	47,600	(61,335)
Cash and cash equivalents at beginning of year	95,518	47,918	109,253
Cash and cash equivalents at end of year	99,191	95,518	47,918
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	32,594	23,526	25,633
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	5,853	5,507	5,515
Provision for loan losses	4,298	1,681	379
Share-based compensation expense	1,237	692	69
Provision for deferred tax expense (benefit)	(248)	(607)	(164)
Revaluation of deferred tax assets due to change in tax rates	0	3,603	0
Loss (gain) on sales of other real estate, net	80	(6)	(52)
Loss on sales of other assets	3	15	1
Loss on sales of premises and equipment	2	0	73
Security loss (gain)	650	175	(460)
Decrease (increase) in loans held for sale	(2,378)	9,682	(4,653)
Increase (decrease) in taxes payable	(1,526)	(42)	1,168
Increase in other assets, bank owned life insurance and annuity contract earnings	(1,684)	(1,231)	(2,408)
Increase in accrued interest receivable	(458)	(162)	(860)
Increase in interest payable	1,453	277	6
Increase (decrease) in other liabilities	897	(443)	2,556
Total adjustments	8,179	19,141	1,170
Net cash provided by operating activities	40,773	42,667	26,803
Supplemental Schedule of Non-Cash Activities:
Change in fair value of securities available-for-sale, net of taxes of $1,228 in 2018, $338 in 2017, and $2,006 in 2016	(3,470)	545	(3,232)
Non-cash transfers from held-to-maturity to available-for-sale securities	22,800	0	0
Non-cash transfers from loans to other real estate	693	173	696
Non-cash transfers from other real estate to loans	95	195	1,050
Non-cash transfers from loans to other assets	$ 7	$ 2	$ 16